Average Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Growth ETF	Dec. 30, 2023
Fidelity Enhanced Large Cap Growth ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(26.57%)
Past 5 years	10.31%
Past 10 years	13.57%
Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.68%)
Past 5 years	8.63%
Past 10 years	12.00%
Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.66%)
Past 5 years	8.03%
Past 10 years	10.98%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%